Details of Significant Accounts - Accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial instruments
Financial assets	$ 170,824	$ 171,521
Accounts receivable
Financial instruments
Financial assets	8,560	7,902
Accounts receivable | Accounts receivable
Financial instruments
Financial assets	8,646	8,168
Less: Allowance for expected credit losses | Accounts receivable
Financial instruments
Financial assets	$ (86)	$ (266)